Consolidated Statements of Financial Position - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 7,446,447	$ 6,987,241
Trade receivables, net	4,186,239	4,802,891
Related parties receivables	13,925	15,731
Loans to related parties		265,875
Recoverable taxes	966,770	2,407,874
Other receivables, net	755,142	684,338
Prepaid expenses	798,400	798,593
Inventory, net	8,243,213	10,138,422
Total current assets	22,410,136	26,100,965
Non-current related parties receivables	648,281	648,281
Non-current loans to related parties	923,257	1,686,115
Non-current inventory, net	960,373	1,147,578
Property, plant and equipment, net	16,737,595	16,970,832
Intangible assets, net	2,260,095	2,270,914
Other non-current assets, net	75,022	29,138
Total assets	44,014,759	48,853,823
Current liabilities:
Short-term debt	5,700	5,936
Accounts payable trade	4,179,830	4,390,413
Related parties payable	241,526	334,591
Other accrued liabilities	1,547,214	2,057,557
Payable tax	193,510	1,833,796
Income tax	1,118,697	369,875
Total current liabilities	7,286,477	8,992,168
Non-current liabilities:
Employee benefits	123,368	81,770
Deferred income tax	3,410,106	3,507,746
Other liabilities	585,031	763,136
Total Non-current liabilities	4,118,505	4,352,652
Total liabilities	11,404,982	13,344,820
Contingencies and Commitments
Stockholders' equity:
Capital stock	2,832,268	2,832,268
Additional paid-in capital	4,575,233	4,575,233
Retained earnings	19,986,881	21,622,790
Repurchase of own capital stock reserve	2,940,332	3,096,390
Cumulative effect by translation of foreign subsidiaries	2,250,263	3,705,691
Total controlling interest	32,584,977	35,832,372
Non-controlling interest	24,800	(323,369)
Total stockholders' equity	32,609,777	35,509,003
Total liabilities and stockholders' equity	$ 44,014,759	$ 48,853,823